Cost of sales	12 Months Ended
Dec. 31, 2022
Disclosure of cost of sales [Abstract]
Cost of sales
Note 5 - Cost of sales

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars

Purchases	310,324	269,888	272,730	88,161
Marine transportation	27,486	20,701	10,466	7,809
Transportation	2,972	3,063	2,938	844
Depreciation and amortization	2,421	2,180	2,246	688
Maintenance	9,854	8,714	7,905	2,799
Other costs and expenses	7,471	5,529	3,467	2,122
	360,528	310,075	299,752	102,423
Changes in inventories of finished goods	(5,300)	5,845	8,965	(1,506)
	355,228	315,920	308,717	100,917